Treasury Shares (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of treasury shares [abstract]
Summary of Holding of Treasury Shares

The holding of treasury shares is specified below:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
At January 1, 2022	21	154,837	0.3%
Acquired from third-parties	134	1,000,000	—
At September 30, 2022	155	1,154,837	2.0%